Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 27,233	$ (14,129)	$ (13,611)
Net cash provided by investing activities	13,314	(38,049)	56,643
Net cash used in financing activities	4,992	45,994	(52,368)
Net (decrease) increase in cash and cash equivalents	44,818	(6,346)	(10,140)
Cash, cash equivalents and restricted cash at beginning of year	30,828	37,174
Cash, cash equivalents and restricted cash at end of year	75,646	30,828	37,174
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	4,857	8,312	4,874
Net cash provided by investing activities	76,570	3,576	36,017
Net cash used in financing activities	(27,383)	(10,204)	(63,277)
Net (decrease) increase in cash and cash equivalents	54,044	1,684	(22,386)
Cash, cash equivalents and restricted cash at beginning of year	7,075	5,391	27,777
Cash, cash equivalents and restricted cash at end of year	$ 61,119	$ 7,075	$ 5,391